Commitments	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments [Abstract]
Commitments

31.	Commitments

Royalties

SALP has a right to receive a 2% royalty on future revenues relating to patents existing as of the date of the agreement of PBI-1402 and analogues, including PBI-4050. The obligation under this royalty agreement is secured by all the assets of the Company until the expiry of the last patent anticipated in 2033.

In the normal course of business, the Company enters into license agreements for the market launching or commercialization of products. Under these licenses, including the ones mentioned above, the Company has committed to pay royalties ranging generally between 0.5% and 12.0% of net sales from products it commercializes and 3% of license revenues in regard to certain small molecule product candidates.

Other commitments

The Company signed a long-term manufacturing contract with a third party which provides the Company with additional manufacturing capacity (the “CMO contract”). In connection with this CMO contract, the Company has committed to a minimum annual spending of $7,000 for 2020 and $9,000 for 2021 to 2030 (the end of the initial term) which includes all expenditures under the contract. As of December 31, 2019, the remaining payment under the CMO contract was $98,921 or $48,734 after deduction of the minimum lease payments under the CMO contract recognized in the consolidated financial statements as a lease liability following the adoption of IFRS 16 (note 14). As at December 31, 2019, total commitment remaining under the CMO agreement that are not recognized in the lease liability are as follows:

	Within 1 year	2 - 5 years	Later than 5 years	Total
CMO operating expense commitment	$3,464	$20,761	$24,509	$48,734

The Company has entered into multiple plasma purchase agreements whereby it has committed to purchase varying volumes of plasma until December 31, 2022. As at December 31, 2019, the future purchase commitments are as follows:

2020	$4,816
2021	14,604
2022	4,920
$24,340